UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Michael W. Stockton

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio
December 31, 2014
unaudited
Common stocks 93.41% Consumer discretionary 20.10%	Shares	Value (000)
Netflix, Inc.[1]	923,743	$315,560
Domino’s Pizza, Inc.[2]	3,218,769	303,111
Lions Gate Entertainment Corp.[2]	7,096,000	227,214
Paddy Power PLC[3]	2,229,500	185,585
Melco International Development Ltd.[3]	56,645,000	124,013
Five Below, Inc.[1,2,3,4]	2,965,894	121,097
Mr Price Group Ltd.[3]	5,935,383	119,903
John Wiley & Sons, Inc., Class A	1,971,083	116,767
Ted Baker PLC[2,3]	3,154,993	108,269
Dollarama Inc.	2,078,000	106,243
Brinker International, Inc.	1,412,500	82,900
Coupons.com Inc.[1,2]	4,631,613	82,211
Lands’ End, Inc.[1]	1,400,000	75,544
Penske Automotive Group, Inc.	1,502,000	73,703
Inchcape PLC[3]	6,465,600	72,364
Tiffany & Co.	667,000	71,276
Gentex Corp.	1,954,567	70,619
Rightmove PLC[3]	1,962,000	68,307
Tesla Motors, Inc.[1]	303,200	67,435
Entertainment One Ltd.[3]	12,659,782	63,285
Jarden Corp.[1]	1,293,750	61,945
YOOX SpA[1,3]	2,621,469	57,834
zulily, inc., Class A1	2,454,000	57,424
Sotheby’s Holdings, Inc.	1,320,000	56,998
TOD’S SpA[3]	655,000	56,841
Chow Sang Sang Holdings International Ltd.[3]	21,564,000	56,507
Zee Entertainment Enterprises Ltd.[3]	9,270,000	55,665
Eclat Textile Co., Ltd.[3]	5,490,160	55,597
L’Occitane International SA3	21,620,000	54,404
ASOS PLC[1,3]	1,369,755	54,399
Cox & Kings Ltd.[2,3]	11,017,346	51,271
Cox & Kings Ltd. (GDR)[2,3]	330,000	1,536
Ocado Group PLC[1,3]	8,533,708	52,383
OSIM International Ltd[3]	34,371,000	51,180
Estácio Participações SA, ordinary nominative	5,675,000	50,853
PT Matahari Department Store Tbk[3]	40,820,000	49,482
START TODAY Co., Ltd.[3]	2,344,000	48,906
Jubilant FoodWorks Ltd.[1,3]	2,220,098	48,227
Brunello Cucinelli SpA[3]	2,149,015	48,182
Jumbo SA3	4,251,254	43,347
Liberty Global PLC, Class C1	631,375	30,502
Liberty Global PLC, Class A1	253,217	12,713
Domino’s Pizza Enterprises Ltd.[3]	2,084,956	42,507
Weight Watchers International, Inc.[1]	1,702,000	42,278
ASKUL Corp.[3]	2,298,600	40,771
Rentrak Corp.[1]	550,000	40,051
Eros International PLC, Class A1	1,871,666	39,604
SMALLCAP World Fund — Page 1 of 20

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Poya Co., Ltd.[2,3]	4,937,660	$37,211
Installed Building Products, Inc.[1,2]	2,068,345	36,858
Group 1 Automotive, Inc.	410,000	36,744
Murphy USA Inc.[1]	510,000	35,119
Hathway Cable and Datacom Ltd.[1,3,4]	7,050,000	34,792
Moncler SpA[3]	2,427,230	32,481
Arcos Dorados Holdings Inc., Class A	5,735,000	31,026
Nord Anglia Education, Inc.[1]	1,593,700	30,408
Home Inns & Hotels Management Inc. (ADR)[1]	1,006,000	30,200
Century Communities, Inc.[1,2]	1,716,000	29,653
Brunswick Corp.	560,000	28,706
Daily Mail and General Trust PLC, Class A, nonvoting[3]	2,210,000	28,377
Stella International Holdings Ltd.[3]	10,713,833	28,251
Minth Group Ltd.[3]	13,690,000	28,235
Lennar Corp., Class A	619,000	27,737
Standard Pacific Corp.[1]	3,754,000	27,367
Chipotle Mexican Grill, Inc.[1]	39,890	27,305
EVINE Live Inc., Class A1,2	3,987,540	26,278
Boyd Gaming Corp.[1]	2,049,000	26,186
TravelCenters of America LLC[1,2]	2,023,750	25,540
Greene King PLC[3]	2,190,000	25,406
SeaWorld Entertainment, Inc.	1,384,500	24,783
Merida Industry Co., Ltd.[3]	3,635,100	24,642
Skechers USA, Inc., Class A1	437,000	24,144
PT Multipolar Tbk[3]	351,330,000	23,522
Ctrip.com International, Ltd. (ADR)[1]	512,000	23,296
Mothercare PLC[2,3]	8,455,000	22,882
Titan Co. Ltd.[3]	3,760,000	22,662
China Lodging Group, Ltd. (ADR)[1]	840,000	22,075
B2W - Cia. Digital, ordinary nominative[1]	2,600,800	21,955
Six Flags Entertainment Corp.	500,000	21,575
Zhongsheng Group Holdings Ltd.[3]	22,854,000	20,610
Melco Crown Entertainment Ltd. (ADR)	800,000	20,320
Major Cineplex Group PCL[3]	23,845,000	19,952
zooplus AG, non-registered shares[1,3]	248,400	19,830
GAEC Educação SA, ordinary nominative	1,450,000	19,283
Redrow PLC[3]	4,185,000	19,244
PARADISE Co., Ltd.[3]	900,000	19,185
Cedar Fair, LP	400,000	19,132
Navitas Ltd.[3]	4,625,000	18,984
ITT Educational Services, Inc.[1,2]	1,869,000	17,961
Gourmet Master Co., Ltd.[3]	3,473,000	17,666
I.T Limited[3]	57,710,000	16,635
Cavco Industries, Inc.[1]	204,000	16,171
Toll Brothers, Inc.[1]	471,800	16,169
Dick Smith Holdings Ltd.[3]	9,090,940	15,416
Intercontinental Hotels Group PLC[3]	371,045	14,869
Parkson Retail Asia Ltd.[3]	23,182,000	14,000
TAKKT AG3	801,778	13,199
Playmates Toys Ltd.[3]	57,268,000	12,868
Papa Murphy’s Holdings, Inc.[1,2]	1,102,000	12,805
GVC Holdings PLC[3]	1,663,694	12,476
D.R. Horton, Inc.	490,000	12,392
Topps Tiles PLC[3]	7,000,000	12,322
HUGO BOSS AG3	99,231	12,183
SMALLCAP World Fund — Page 2 of 20

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
DSW Inc., Class A	320,000	$11,936
William Hill PLC[3]	2,047,800	11,516
Techtronic Industries Co. Ltd.[3]	3,570,000	11,441
American Axle & Manufacturing Holdings, Inc.[1]	505,000	11,408
Hankook Tire Co., Ltd.[1,3]	233,473	11,108
Golden Eagle Retail Group Ltd.[3]	9,716,000	10,889
Valeo SA, non-registered shares[3]	86,000	10,712
Qunar Cayman Islands Ltd., Class B (ADR)[1]	365,000	10,377
SHW AG, non-registered shares[3]	230,000	10,263
Tribhovandas Bhimji Zaveri Ltd.[2,3]	4,335,732	10,163
Fox Factory Holding Corp.[1]	625,000	10,144
PT Ace Hardware Indonesia Tbk[3]	156,400,000	9,917
Café de Coral Holdings Ltd.[3]	2,820,000	9,755
Pinnacle Entertainment, Inc.[1]	400,000	8,900
Ripley Corp SA	17,726,000	8,587
Apollo Education Group, Inc., Class A1	240,000	8,186
PT Astra Otoparts Tbk[3]	23,746,000	8,057
Fourlis Holdings SA1,3	2,035,000	7,858
Talwalkars Better Value Fitness Ltd.[2,3]	1,694,000	7,790
eLong, Inc. (ADR)[1]	408,436	7,329
Central European Media Enterprises Ltd., Class A1	2,220,000	7,126
POLYTEC Holding AG, non-registered shares[3]	834,369	6,277
NagaCorp Ltd.[3]	7,330,000	5,973
Career Education Corp.[1]	840,000	5,846
Mood Media Corp.[1,2]	6,375,000	3,018
Mood Media Corp. (CDI)[1,2]	3,710,000	1,756
China Zenix Auto International Ltd. (ADR)[1]	2,152,000	3,077
Phorm Corp. Ltd.[1,3]	15,890,000	2,570
Powerland AG, non-registered shares[1,2,3]	1,167,326	2,455
Alpargatas SA, preferred nominative	891,022	2,430
Seria Co., Ltd.[3]	40,400	1,341
Strayer Education, Inc.[1]	423	31
Ten Alps PLC[1,3]	3,439,001	28
Five Star Travel Corp.[1,3,4]	96,033	21
Spot Runner, Inc.[1,3,5]	2,980,544	—
Fontainebleau Resorts LLC, Class A, nonvoting units[1,3,5]	1,900,000	—
		5,214,186
Health care 17.44%
Incyte Corp.[1]	4,445,600	325,018
Endo International PLC[1]	3,088,324	222,835
bluebird bio, Inc.[1,2]	2,287,565	209,815
Synageva BioPharma Corp.[1,2]	2,190,074	203,217
Myriad Genetics, Inc.[1,2]	5,780,656	196,889
Molina Healthcare, Inc.[1,2]	3,488,100	186,718
Centene Corp.[1]	1,635,000	169,795
Hikma Pharmaceuticals PLC[3]	4,940,153	151,498
athenahealth, Inc.[1]	929,371	135,409
BioMarin Pharmaceutical Inc.[1]	1,347,500	121,814
Brookdale Senior Living Inc.[1]	3,255,250	119,370
EXACT Sciences Corp.[1]	4,285,500	117,594
Kite Pharma, Inc.[1]	1,546,200	89,169
Kite Pharma, Inc.[1,5]	481,446	27,765
Juno Therapeutics, Inc.[1,3]	1,831,501	76,513
Juno Therapeutics, Inc.[1]	575,000	30,026
SMALLCAP World Fund — Page 3 of 20

unaudited
Common stocks Health care (continued)	Shares	Value (000)
GW Pharmaceuticals PLC (ADR)[1,2]	1,425,600	$96,485
Sysmex Corp.[3]	2,104,000	93,340
Zeltiq Aesthetics, Inc.[1,2]	3,002,044	83,787
Illumina, Inc.[1]	451,100	83,264
Agios Pharmaceuticals, Inc.[1]	738,000	82,686
Alnylam Pharmaceuticals, Inc.[1]	833,700	80,869
NuVasive, Inc.[1]	1,702,936	80,310
Ultragenyx Pharmaceutical Inc.[1,2]	1,628,457	71,457
Intuitive Surgical, Inc.[1]	135,000	71,407
Spire Healthcare Group PLC[1,3]	11,664,000	68,617
Team Health Holdings, Inc.[1]	1,192,300	68,593
Teleflex Inc.	460,700	52,898
Hologic, Inc.[1]	1,965,000	52,544
Fisher & Paykel Healthcare Corp. Ltd.[3]	9,663,437	47,024
Insulet Corp.[1]	1,012,700	46,645
Galapagos NV1,2,3	2,422,427	45,427
ACADIA Pharmaceuticals Inc.[1]	1,343,000	42,640
XenoPort, Inc.[1,2]	4,769,000	41,824
Novadaq Technologies Inc.[1]	2,505,948	41,649
BTG PLC[1,3]	3,350,000	41,231
HeartWare International, Inc.[1]	537,100	39,439
Genomma Lab Internacional, SAB de CV, Series B1	18,433,000	35,058
Fleury SA, ordinary nominative	5,605,000	34,328
Virbac SA3	160,200	33,612
PerkinElmer, Inc.	745,000	32,579
CONMED Corp.	710,000	31,922
INC Research Holdings, Inc., Class A1	1,216,216	31,245
Achillion Pharmaceuticals, Inc.[1,2]	2,450,000	30,012
Tong Ren Tang Technologies Co., Ltd., Class H3	22,770,000	29,379
Flexion Therapeutics, Inc.[1,2]	1,419,252	28,655
Neovasc Inc.[1,2]	4,277,000	28,346
Nihon Kohden Corp.[3]	556,500	27,391
Theravance, Inc.	1,897,000	26,843
Grifols, SA, Class A, non-registered shares[3]	405,000	16,122
Grifols, SA, Class B (ADR)	308,200	10,476
Prothena Corp. PLC[1]	1,263,214	26,224
Neurocrine Biosciences, Inc.[1]	1,150,200	25,695
AAC Holdings, Inc.[1]	800,000	24,736
Ironwood Pharmaceuticals, Inc., Class A1	1,605,000	24,589
ChemoCentryx, Inc.[1,2]	3,467,240	23,681
Glenmark Pharmaceuticals Ltd.[3]	1,921,103	23,365
QIAGEN NV1,3	968,751	22,686
Pharmacyclics, Inc.[1]	183,656	22,454
Orexigen Therapeutics, Inc.[1]	3,679,525	22,298
Castlight Health, Inc., Class B1	1,729,167	20,231
KYTHERA Biopharmaceuticals, Inc.[1]	547,300	18,980
Eurofins Scientific SE, non-registered shares[3]	73,500	18,716
PT Siloam International Hospitals Tbk[1,3]	15,514,000	17,166
Gerresheimer AG, non-registered shares[3]	310,000	16,765
Krka, dd, Novo mesto[3]	231,262	16,685
Medivation, Inc.[1]	160,000	15,938
MD Medical Group Investments PLC (GDR)[3]	2,632,000	14,454
Circassia Pharmaceuticals PLC[1,3]	3,260,000	14,075
Wright Medical Group, Inc.[1]	438,485	11,782
Theravance Biopharma, Inc.[1]	542,000	8,087
SMALLCAP World Fund — Page 4 of 20

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Celldex Therapeutics, Inc.[1]	387,000	$7,063
GI Dynamics, Inc. (CDI)[1,2,3]	30,320,000	5,856
Pharmstandard OJSC (GDR)[1,3]	920,771	5,540
Mesoblast Ltd.[1,3]	1,560,000	5,540
		4,524,155
Industrials 13.15%
AA PLC[1,2,3]	44,319,669	242,514
Moog Inc., Class A1	2,572,800	190,464
ITT Corp.	3,508,121	141,939
Hoshizaki Electric Co., Ltd.[3]	2,955,700	141,857
Loomis AB, Class B3	3,690,452	106,977
Northgate PLC[2,3]	10,626,805	100,533
Spirax-Sarco Engineering PLC[3]	1,781,000	79,149
American Airlines Group Inc.	1,295,000	69,451
IDEX Corp.	875,000	68,110
King Slide Works Co., Ltd.[2,3]	5,322,000	67,739
Polypore International, Inc.[1]	1,397,100	65,734
Oshkosh Corp.	1,340,000	65,191
BELIMO Holding AG3	28,050	65,178
Havells India Ltd.[3]	14,573,417	63,112
Takeuchi Mfg. Co., Ltd.[2,3]	1,306,300	53,983
Johnson Electric Holdings Ltd.[3]	14,528,875	53,371
Waste Connections, Inc.	1,206,000	53,052
MITIE Group PLC[3]	11,709,000	50,501
MonotaRO Co., Ltd.[3]	2,513,800	50,432
NORMA Group SE, non-registered shares[3]	1,051,339	50,168
Landstar System, Inc.	691,000	50,118
Continental Building Products, Inc.[1,2]	2,705,000	47,960
Intertek Group PLC[3]	1,315,945	47,701
CIMC Enric Holdings Ltd.[3]	58,687,000	46,418
Flughafen Zⁿrich AG3	68,400	45,852
Clean Harbors, Inc.[1]	919,500	44,182
Exponent, Inc.	535,000	44,138
Masco Corp.	1,625,000	40,950
PARK24 Co., Ltd.[3]	2,765,000	40,718
ARC Document Solutions, Inc.[1,2]	3,734,755	38,169
Rotork PLC[3]	1,045,000	37,605
Watsco, Inc.	350,000	37,450
AirAsia Bhd.[3]	48,188,700	37,390
TransDigm Group Inc.	190,000	37,307
Japan Airport Terminal Co. Ltd.[3]	940,000	37,003
JetBlue Airways Corp.[1]	2,100,000	33,306
Virgin America Inc.[1]	767,000	33,173
Alliance Global Group, Inc.[3]	66,295,000	33,088
Michael Page International PLC[3]	5,170,000	32,826
Boer Power Holdings Ltd.[2,3]	36,343,000	32,422
Dtwyler Holding Inc., non-registered shares[3]	240,000	30,764
KEYW Holding Corp.[1,2]	2,836,400	29,442
Amara Raja Batteries Ltd.[3]	2,173,886	28,269
Gujarat Pipavav Port Ltd.[1,3]	8,596,674	28,034
Meggitt PLC[3]	3,470,000	27,737
Stock Building Supply Holdings, Inc.[1,2]	1,785,000	27,346
Graco Inc.	340,000	27,261
Orbital Sciences Corp.[1]	1,000,000	26,890
SMALLCAP World Fund — Page 5 of 20

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Pegasus Hava Tasimaciligi AS1,3	1,885,000	$26,589
WageWorks, Inc.[1]	400,000	25,828
Summit Ascent Holdings Ltd.[1,3]	48,620,000	23,608
Chart Industries, Inc.[1]	670,700	22,938
Carborundum Universal Ltd.[3]	7,985,000	22,568
Rheinmetall AG3	510,000	22,336
BTS Rail Mass Transit Growth Infrastructure Fund[3]	71,183,700	21,409
Orient Overseas (International) Ltd.[3]	3,653,000	21,268
MSA Safety Inc.	400,000	21,236
Exova Group PLC[1,3]	8,124,860	20,213
Regus PLC[3]	6,205,000	19,985
Robert Half International Inc.	337,000	19,674
Sinmag Equipment Corp.[2,3]	3,200,000	19,288
Hawaiian Holdings, Inc.[1]	665,000	17,323
Bossard Holding AG3	157,920	17,215
PayPoint PLC[3]	1,220,000	17,022
Shun Tak Holdings Ltd.[3]	35,460,000	16,353
Cummins India Ltd.[3]	1,133,000	15,616
Alaska Air Group, Inc.	260,000	15,538
J. Kumar Infraprojects Ltd.[2,3]	1,780,000	14,475
Geberit AG3	41,000	13,933
Teleperformance SA3	204,247	13,887
Houston Wire & Cable Co.[2]	1,150,000	13,743
DKSH Holding AG3	179,551	13,695
PT AKR Corporindo Tbk[3]	40,759,000	13,513
Globaltrans Investment PLC (GDR)[3]	2,558,000	12,988
Shanghai Industrial Holdings Ltd.[3]	4,185,000	12,496
Harmonic Drive Systems Inc.[3]	815,000	11,884
USG Corp.[1]	397,000	11,112
Okabe Co., Ltd.[3]	1,208,000	10,968
Andritz AG3	170,000	9,343
Cebu Air, Inc.[3]	4,800,000	9,164
National Express Group PLC[3]	2,363,800	9,081
TD Power Systems Ltd.[3]	1,209,982	8,644
COSCO Pacific Ltd.[3]	5,990,000	8,484
Avianca Holdings SA, preferred, restricted-voting (ADR)	666,700	7,820
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	2,140,000	7,688
Frigoglass SAIC[1,2,3]	2,838,633	5,734
Pfeiffer Vacuum Technology AG, non-registered shares[3]	64,000	5,313
Pacific Basin Shipping Ltd.[3]	11,650,000	4,666
China Automation Group Ltd.[1,3]	27,000,000	4,173
		3,411,785
Information technology 12.45%
TriQuint Semiconductor, Inc.[1,2]	8,512,000	234,506
AAC Technologies Holdings Inc.[3]	29,287,250	155,640
Palo Alto Networks, Inc.[1]	1,014,350	124,329
Kakaku.com, Inc.[3]	8,586,000	123,440
Demandware, Inc.[1,2]	1,833,000	105,471
Finisar Corp.[1,2]	5,318,000	103,222
Topcon Corp.[3]	4,464,710	95,186
Halma PLC[3]	8,614,967	91,841
Hamamatsu Photonics KK3	1,665,100	79,566
Zynga Inc., Class A1	28,685,000	76,302
Cornerstone OnDemand, Inc.[1]	2,143,000	75,434
SMALLCAP World Fund — Page 6 of 20

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
CDW Corp.	2,060,000	$72,450
Semiconductor Manufacturing International Corp.[1,3]	787,175,000	71,895
National Instruments Corp.	2,094,264	65,111
Hermes Microvision Inc.[3]	1,226,000	61,420
International Rectifier Corp.[1]	1,497,734	59,760
MercadoLibre, Inc.	451,000	57,579
OBIC Co., Ltd.[3]	1,710,300	54,875
Dolby Laboratories, Inc., Class A	1,268,400	54,693
Xoom Corp.[1,2]	3,075,805	53,857
Ellie Mae, Inc.[1]	1,191,000	48,021
Cray Inc.[1]	1,303,772	44,954
Playtech PLC[3]	4,189,000	44,931
Zebra Technologies Corp., Class A1	568,900	44,039
eMemory Technology Inc.[3]	3,716,000	42,868
QIWI PLC, Class B (ADR)	2,113,000	42,662
Alcatel-Lucent[1,3]	11,726,125	41,630
Actua Corp[1,2]	2,094,000	38,676
Inphi Corp.[1,2]	2,065,199	38,165
Veeco Instruments Inc.[1]	1,089,209	37,992
ASM International NV3	873,000	36,758
58.com Inc., Class A (ADR)[1]	878,000	36,481
Autodesk, Inc.[1]	605,000	36,336
Itron, Inc.[1]	815,000	34,466
JDS Uniphase Corp.[1]	2,489,000	34,149
Cypress Semiconductor Corp.[1]	2,385,000	34,058
LendingClub Corp.[1,3]	1,474,744	33,580
RIB Software AG2,3	2,476,356	32,570
Knowles Corp.[1]	1,296,091	30,523
FireEye, Inc.[1]	894,188	28,238
SUNeVision Holdings Ltd.[3]	89,298,000	27,867
Hana Microelectronics PCL[3]	23,935,000	27,575
TravelSky Technology Ltd., Class H3	25,420,000	27,312
Atmel Corp.[1]	3,077,840	25,838
Silicon Laboratories Inc.[1]	539,992	25,714
EPAM Systems, Inc.[1]	510,000	24,353
KLA-Tencor Corp.	340,650	23,955
Wix.com Ltd.[1]	1,100,000	23,100
Nemetschek AG3	223,258	22,666
Trimble Navigation Ltd.[1]	840,000	22,294
Spectris PLC[3]	680,000	22,172
ASM Pacific Technology Ltd.[3]	2,314,700	22,006
RF Micro Devices, Inc.[1]	1,305,000	21,650
Persistent Systems Ltd.[3]	799,800	21,035
Oxford Instruments PLC[3]	1,011,000	19,971
Suprema Inc.[1,2,3]	868,200	19,902
Sonus Networks, Inc.[1]	5,000,000	19,850
CoStar Group, Inc.[1]	100,000	18,363
Monitise PLC[1,3]	47,203,087	18,349
Semtech Corp.[1]	620,000	17,093
Gogo Inc.[1]	1,000,000	16,530
Cvent, Inc.[1]	569,500	15,855
MagnaChip Semiconductor Corp.[1]	1,200,000	15,588
Good Technology Corp.[1,3,5]	3,636,364	14,927
Criteo SA (ADR)[1]	325,000	13,137
ON Semiconductor Corp.[1]	1,230,000	12,460
SMALLCAP World Fund — Page 7 of 20

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
NHN Entertainment Corp.[1,3]	151,000	$11,942
SciQuest, Inc.[1]	740,000	10,693
Alten SA, non-registered shares[3]	250,000	10,691
M/A-COM Technology Solutions Holdings, Inc.[1]	326,004	10,197
VTech Holdings Ltd.[3]	685,000	9,801
Tableau Software, Inc., Class A1	100,000	8,476
Goldpac Group Ltd.[3]	12,000,000	8,218
Ultimate Software Group, Inc.[1]	55,700	8,178
Pandora Media, Inc.[1]	405,000	7,221
Jay Mart PCL[3]	22,812,500	6,970
Cognex Corp.	161,202	6,663
iEnergizer Ltd.[1,2,3]	7,650,500	5,962
Tangoe, Inc.[1]	422,400	5,504
China High Precision Automation Group Ltd.[1,2,3]	53,032,000	684
Remark Media, Inc.[1]	108,065	483
		3,228,919
Financials 9.70%
SVB Financial Group[1]	1,355,900	157,379
Validus Holdings, Ltd.	2,813,000	116,908
Umpqua Holdings Corp.	6,341,041	107,861
Kotak Mahindra Bank Ltd.[3]	4,940,000	98,360
Financial Engines, Inc.	2,520,930	92,140
PacWest Bancorp	1,942,149	88,290
Onex Corp.	1,380,600	80,165
GT Capital Holdings, Inc.[3]	3,485,200	80,073
East West Bancorp, Inc.	1,855,000	71,807
Outfront Media Inc.	2,640,929	70,883
HCC Insurance Holdings, Inc.	1,257,000	67,275
Shriram Transport Finance Co. Ltd.[3]	3,595,363	63,049
First Republic Bank	1,141,825	59,512
Greenhill & Co., Inc.	1,288,500	56,179
GRUH Finance Ltd.[3]	10,900,000	47,142
VZ Holding AG3	263,200	47,042
Fibra Uno Administración, SA de CV	15,355,891	45,255
EFG International AG3	3,757,378	43,723
Talmer Bancorp, Inc., Class A	3,068,056	43,075
Repco Home Finance Ltd.[2,3]	4,040,440	42,507
Altisource Residential Corp.	2,188,650	42,460
Avanza Bank Holding AB3	1,280,526	42,375
Janus Capital Group Inc.	2,543,000	41,019
ING Vysya Bank Ltd.[3]	2,907,649	40,023
Cathay General Bancorp, Inc.	1,510,000	38,641
Tokyo Tatemono Co., Ltd.[3]	5,240,000	38,161
GRIVALIA PROPERTIES Real Estate Investments Co. SA3	4,152,355	37,741
Kemper Corp.	1,000,000	36,110
Great Western Bancorp, Inc.[1]	1,560,000	35,552
Genworth Mortgage Insurance Australia Ltd.[3]	12,090,000	35,540
Manappuram Finance Ltd.[2,3]	54,930,986	29,599
Kenedix, Inc.[3]	6,413,000	29,214
Mercury General Corp.	500,000	28,335
Inversiones La Construcción SA	2,334,000	28,291
Texas Capital Bancshares, Inc.[1]	461,700	25,084
Redwood Trust, Inc.	1,268,818	24,996
Springleaf Holdings, Inc.[1]	680,300	24,606
SMALLCAP World Fund — Page 8 of 20

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Endurance Specialty Holdings Ltd.	400,000	$23,936
Old Republic International Corp.	1,635,000	23,920
Ocwen Financial Corp.[1]	1,575,000	23,782
Foxtons Group PLC[3]	9,596,590	23,723
Chailease Holding Co. Ltd.[3]	9,317,000	23,103
Cerved Information Solutions SPA, non-registered shares[1,3]	4,217,024	22,294
Square 1 Financial, Inc., Class A1	871,576	21,528
CenterState Banks, Inc.	1,802,399	21,467
RenaissanceRe Holdings Ltd.	205,000	19,930
Signature Bank[1]	157,800	19,876
LSL Property Services PLC[3]	4,166,350	19,319
RE/MAX Holdings, Inc., Class A	550,000	18,837
Banca Generali SpA[3]	673,069	18,683
K. Wah International Holdings Ltd.[3]	34,759,947	18,403
Sino-Ocean Land Holdings Ltd.[3]	30,764,317	17,425
Altisource Asset Management Corp.[1]	56,153	17,414
Bank of Ireland[1,3]	45,456,798	16,927
Numis Corp. PLC[3]	4,549,282	16,691
Tune Ins Holdings Bhd.[3]	34,062,500	16,421
Mahindra Lifespace Developers Ltd.[2,3]	2,157,380	16,079
ICRA Ltd.[3]	300,000	15,245
Macquarie Mexican REIT	8,661,000	14,834
Soundwill Holdings Ltd.[3]	5,690,000	8,910
Crédito Real, SAB de CV	3,675,903	7,876
East West Banking Corp.[1,3]	12,140,000	6,484
Bao Viet Holdings[3]	3,120,066	4,666
BOK Financial Corp.	40,380	2,424
		2,516,569
Consumer staples 5.17%
Emami Ltd.[3]	9,430,000	117,230
Raia Drogasil SA, ordinary nominative	10,577,374	100,871
Puregold Price Club, Inc.[1,3]	115,461,300	98,962
Emmi AG3	240,600	84,940
Pinnacle Foods Inc.	2,389,050	84,333
Super Group Ltd.[2,3]	89,194,000	76,773
Glanbia PLC[3]	4,737,600	72,744
Stock Spirits Group PLC[2,3]	16,000,000	54,711
Kaveri Seed Co. Ltd.[2,3]	4,130,970	50,252
Hypermarcas SA, ordinary nominative[1]	7,392,600	46,305
PZ Cussons PLC[3]	9,242,977	43,840
Nu Skin Enterprises, Inc., Class A	944,200	41,262
Herbalife Ltd.	990,100	37,327
Sprouts Farmers Market, Inc.[1]	998,000	33,912
COSMOS Pharmaceutical Corp.[3]	242,200	33,085
7-Eleven Malaysia Holdings Bhd.[1,2,3]	76,209,600	32,689
VST Industries Ltd.[2,3]	1,003,400	30,238
Petra Foods Ltd.[3]	9,183,000	26,314
LT Group, Inc.[3]	95,070,000	25,774
Fresh Del Monte Produce Inc.	750,000	25,163
HITEJINRO CO., LTD.[3]	1,141,679	24,018
Emperador Inc.[3]	84,800,000	19,661
Davide Campari-Milano SpA[3]	3,150,000	19,555
Origin Enterprises PLC[3]	1,910,000	19,512
Eurocash SA3	1,468,000	15,718
SMALLCAP World Fund — Page 9 of 20

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Lenta Ltd. (GDR)[1,3]	2,184,237	$14,763
Del Monte Pacific Ltd.[3]	38,825,000	13,392
Kernel Holding SA1,3	1,642,578	13,037
Wumart Stores, Inc., Class H3	15,080,000	12,878
Coca-Cola Icecek AS, Class C3	567,512	12,269
CALBEE, Inc.[3]	350,000	12,082
Real Nutriceutical Group Ltd.[3]	39,400,000	10,195
Treasury Wine Estates Ltd.[3]	2,506,860	9,752
Convenience Retail Asia Ltd.[3]	12,810,000	8,253
Sundrug Co., Ltd.[3]	194,900	7,889
O’Key Group SA (GDR)[3]	1,546,000	6,848
R.E.A. Holdings PLC[3]	800,000	4,383
		1,340,930
Materials 4.59%
Chr. Hansen Holding A/S3	2,617,000	116,443
James Hardie Industries PLC (CDI)[3]	9,733,929	103,645
AptarGroup, Inc.	1,480,000	98,923
Intrepid Potash, Inc.[1,2]	5,640,352	78,288
PolyOne Corp.	2,049,000	77,678
Silgan Holdings Inc.	1,439,500	77,157
Sealed Air Corp.	1,135,000	48,158
OM Group, Inc.[2]	1,560,000	46,488
Stillwater Mining Co.[1]	2,499,700	36,846
Yingde Gases Group Co. Ltd.[3]	46,640,000	32,620
Lundin Mining Corp.[1]	6,455,000	31,780
Nampak Ltd.[3]	7,828,075	29,455
FUCHS PETROLUB SE3	717,294	27,372
United States Steel Corp.	995,600	26,622
CPMC Holdings Ltd.[3]	46,500,000	25,100
Mayr-Melnhof Karton AG, non-registered shares[3]	240,300	24,937
Arkema SA3	345,000	22,879
Sirius Minerals PLC[1,2,3]	139,533,460	22,817
Valspar Corp.	249,800	21,603
Lenzing AG3	328,000	20,805
Greatview Aseptic Packaging Co. Ltd.[3]	38,869,000	20,009
Symrise AG3	320,500	19,436
Huhtamäki Oyj[3]	724,000	19,083
Gem Diamonds Ltd.[1,2,3]	6,923,988	18,744
Boral Ltd.[3]	4,160,000	17,844
Mountain Province Diamonds Inc.[1]	4,222,222	17,626
Croda International PLC[3]	422,000	17,388
UPL Ltd.[3]	2,950,000	16,104
Synthomer PLC[3]	3,600,000	13,161
Yip’s Chemical Holdings Ltd.[3]	16,754,000	10,184
Western Areas Ltd.[3]	3,150,000	9,504
ArtGo Mining Holdings Ltd.[1,3]	40,427,000	9,489
Constellium NV, Class A1	524,000	8,609
Platinum Group Metals Ltd.[1]	13,475,000	6,379
Kenmare Resources PLC[1,3]	109,972,782	5,546
Cape Lambert Resources Ltd.[2,3]	47,330,825	3,432
Lonmin PLC[1,3]	910,000	2,494
Marrone Bio Innovations, Inc.[1]	450,000	1,624
Kennady Diamonds Inc.[1]	372,952	1,477
Sundance Resources Ltd.[1,3]	58,500,000	1,176
SMALLCAP World Fund — Page 10 of 20

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Eastern Platinum Ltd.[1]	856,000	$1,039
Hummingbird Resources PLC[1,3]	1,650,000	875
Rusoro Mining Ltd.[1]	21,437,000	369
African Minerals Ltd.[1,3]	11,233,121	—
		1,191,208
Energy 3.20%
InterOil Corp.[1]	2,344,500	114,388
Diamondback Energy, Inc.[1]	1,172,456	70,089
Ophir Energy PLC[1,3]	23,575,318	51,190
Peyto Exploration & Development Corp.	1,674,900	48,252
Bonanza Creek Energy, Inc.[1]	1,744,300	41,863
Concho Resources Inc.[1]	403,000	40,199
Paramount Resources Ltd.[1]	1,478,600	35,788
Veresen Inc.	2,190,000	34,609
Keyera Corp.	476,200	33,229
Oil States International, Inc.[1]	675,000	33,007
Nostrum Oil & Gas PLC[1,3]	5,023,150	32,854
C&J Energy Services, Inc.[1]	2,216,000	29,273
Parsley Energy, Inc., Class A1	1,752,300	27,967
Memorial Resource Development Corp.[1]	1,492,632	26,912
SBM Offshore NV1,3	1,516,670	17,986
Exillon Energy PLC[1,3]	7,684,660	17,941
Gulf Keystone Petroleum Ltd.[1,3]	15,715,000	16,684
Delphi Energy Corp.[1,2]	12,435,000	16,055
Genel Energy PLC[1,3]	1,304,800	13,967
Tourmaline Oil Corp.[1]	410,000	13,657
Cairn Energy PLC[1,3]	4,709,000	12,926
PrairieSky Royalty Ltd.	483,100	12,724
Amerisur Resources PLC[1,3]	16,000,000	11,017
Oasis Petroleum Inc.[1]	600,000	9,924
KrisEnergy Ltd.[1,3]	19,023,000	9,024
Africa Oil Corp.[1]	2,967,317	6,155
Africa Oil Corp.[1,3]	1,301,920	2,823
Lekoil Ltd. (CDI)[1,2,3]	19,430,400	8,446
Falkland Oil and Gas Ltd.[1,3]	24,225,000	7,782
Prosafe SE3	2,029,000	6,208
Core Laboratories NV	40,000	4,814
BNK Petroleum Inc.[1,2]	12,804,914	4,574
Frank’s International NV	270,000	4,490
Savannah Petroleum PLC[1,2,3]	7,844,000	4,279
Tethys Petroleum Ltd.[1,2]	12,161,000	2,303
Tethys Petroleum Ltd. (GBP denominated)[1,3]	4,647,487	871
San Leon Energy PLC[1,2,3]	155,300,000	2,797
Borders & Southern Petroleum PLC[1,3]	20,265,000	2,046
Range Resources Ltd.[1,3]	100,000,000	998
African Petroleum Corp. Ltd.[1,3]	14,458,909	504
Esrey Energy Ltd.[1]	650,000	31
		830,646
Utilities 1.54%
ENN Energy Holdings Ltd.[3]	21,961,000	124,192
CESC Ltd.[3]	6,615,832	69,829
Manila Water Co., Inc.[3]	81,300,900	53,063
Infraestructura Energética Nova, SAB de CV	7,927,600	39,655
SMALLCAP World Fund — Page 11 of 20

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Ratchaburi Electricity Generating Holding PCL[3]	9,413,700	$16,799
Ratchaburi Electricity Generating Holding PCL, nonvoting depository receipts[3]	7,945,000	14,179
Greenko Group PLC[1,2,3]	9,748,155	21,710
Huadian Fuxin Energy Corp. Ltd., Class H3	40,770,000	19,152
NRG Yield, Inc., Class A	335,523	15,816
Mytrah Energy Ltd.[1,2,3]	10,418,000	12,304
Energy World Corp. Ltd.[1,3]	47,700,000	11,470
		398,169
Telecommunication services 1.16%
Telephone and Data Systems, Inc.	3,021,600	76,295
Iridium Communications Inc.[1,2]	4,889,615	47,674
Cogent Communications Holdings, Inc.	1,135,000	40,168
Total Access Communication PCL[3]	9,964,000	29,099
Reliance Communications Ltd.[1,3]	18,551,252	23,364
United States Cellular Corp.[1]	470,000	18,720
Level 3 Communications, Inc.[1]	350,000	17,283
RingCentral, Inc., Class A1	1,135,000	16,934
Globe Telecom, Inc.[3]	365,000	14,017
Hutchison Telecommunications Hong Kong Holdings Ltd.[3]	28,662,000	12,116
NewSat Ltd.[1,3]	26,555,563	3,689
		299,359
Miscellaneous 4.91%
Other common stocks in initial period of acquisition		1,273,806
Total common stocks (cost: $18,182,399,000)		24,229,732
Preferred securities 0.01% Miscellaneous 0.01%
Other preferred securities in initial period of acquisition		2,798
Total preferred securities (cost: $1,515,000)		2,798
Rights & warrants 0.06% Information technology 0.05%
Foursquare Labs, Inc., warrants, expire 2033[1,3,5]	1,163,990	11,944
Materials 0.00%
Sirius Minerals PLC, warrants, expire 2015[1,2,3]	40,000,000	212
Miscellaneous 0.01%
Other rights & warrants in initial period of acquisition		1,699
Total rights & warrants (cost: $927,000)		13,855
SMALLCAP World Fund — Page 12 of 20

unaudited
Convertible stocks 0.42% Health care 0.24%	Shares	Value (000)
Proteus Digital Health, Inc., Series G, convertible preferred[3,5]	3,044,139	$40,000
Adaptimmune Ltd., Series A, convertible preferred[2,3,5]	169,389	10,455
Stem CentRx, Inc., Series F-1, convertible preferred[3,5]	332,000	6,011
Natera, Inc., Series F, convertible preferred[2,3]	638,569	5,000
		61,466
Information technology 0.14%
Foursquare Labs, Inc., Series D, convertible preferred[3,5]	1,551,988	20,000
DocuSign, Inc., Series E, convertible preferred[3,5]	1,236,304	16,236
DocuSign, Inc., Series B, convertible preferred[3,5]	66,593	874
DocuSign, Inc., Series D, convertible preferred[3,5]	47,810	628
DocuSign, Inc., Series B1, convertible preferred[3,5]	19,947	262
		38,000
Telecommunication services 0.03%
Iridium Communications Inc., Series A, convertible preferred[2,4]	60,000	7,475
Financials 0.01%
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred[5]	1,870	2,807
Consumer discretionary 0.00%
Spot Runner, Inc., Series C, convertible preferred[1,3,5]	1,626,016	—
Total convertible stocks (cost: $110,877,000)		109,748
Bonds, notes & other debt instruments 0.29% U.S. Treasury bonds & notes 0.25% U.S. Treasury 0.25%	Principal amount (000)
U.S. Treasury 0.25% 2015	$19,700	19,713
U.S. Treasury 4.00% 2015	45,500	45,715
Total U.S. Treasury bonds & notes		65,428
Corporate bonds & notes 0.04% Telecommunication services 0.02%
NII Capital Corp. 10.00% 2016[6]	12,125	4,244
NII Capital Corp. 8.875% 2019[6]	1,025	364
NII Capital Corp. 7.625% 2021[6]	4,000	760
		5,368
Consumer discretionary 0.02%
Central European Media Enterprises Ltd., First Lien, 15.00% 2017[7]	3,892	4,079
Total corporate bonds & notes		9,447
Total bonds, notes & other debt instruments (cost: $75,973,000)		74,875
Short-term securities 5.79%
Bank of Nova Scotia 0.17%–0.18% due 1/13/2015–1/15/2015[4]	111,100	111,096
Canadian Imperial Holdings Inc. 0.22% due 2/11/2015	25,000	25,001
Chariot Funding, LLC 0.22% due 4/23/2015[4]	31,600	31,581
Electricité de France 0.25% due 1/2/2015[4]	80,000	79,999
Fannie Mae 0.08%–0.12% due 1/5/2015–4/1/2015	80,200	80,198
SMALLCAP World Fund — Page 13 of 20

unaudited
Short-term securities	Principal amount (000)	Value (000)
Federal Farm Credit Banks 0.11% due 4/13/2015	$40,000	$39,995
Federal Home Loan Bank 0.09%–0.16% due 2/11/2015–7/21/2015	148,100	148,055
Freddie Mac 0.09%–0.15% due 1/27/2015–7/9/2015	300,800	300,676
GlaxoSmithKline Finance PLC 0.18% due 1/20/2015[4]	64,600	64,595
JPMorgan Chase & Co. 0.18% due 1/14/2015[4]	12,000	12,000
Mitsubishi UFJ Trust and Banking Corp. 0.19%–0.21% due 1/12/2015–2/12/2015[4]	136,700	136,682
Mizuho Funding LLC 0.20%–0.24% due 1/23/2015–2/5/2015[4]	83,300	83,289
Nordea Bank AB 0.18%–0.19% due 1/23/2015–3/23/2015[4]	65,000	64,983
Old Line Funding, LLC 0.17%–0.22% due 1/26/2015–4/27/2015[4]	62,900	62,876
Reckitt Benckiser Treasury Services PLC 0.23% due 2/12/2015[4]	15,000	14,997
Sumitomo Mitsui Banking Corp. 0.22% due 2/2/2015[4]	46,600	46,592
Svenska Handelsbanken Inc. 0.18%–0.20% due 2/23/2015–4/13/2015[4]	90,600	90,566
Toronto-Dominion Holdings USA Inc. 0.17%–0.21% due 1/26/2015–3/3/2015[4]	80,000	79,989
Toyota Credit Canada Inc. 0.18% due 2/20/2015	29,400	29,397
Total short-term securities (cost: $1,502,475,000)		1,502,567
Total investment securities 99.98% (cost: $19,874,166,000)		25,933,575
Other assets less liabilities 0.02%		5,681
Net assets 100.00%		$25,939,256
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $157,639,000 over the prior 12-month period.
			Contract amount		Unrealized appreciation (depreciation) at 12/31/2014 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)
Sales:
Australian dollars	1/22/2015	UBS AG	$3,483	A$4,000	$223
Australian dollars	1/22/2015	Barclays Bank PLC	$2,359	A$2,900	(5)
Canadian dollars	1/9/2015	UBS AG	$30,304	C$34,000	1,045
Euros	1/8/2015	HSBC Bank	$8,553	€6,817	303
Japanese yen	1/8/2015	UBS AG	$10,224	¥1,193,000	263
Japanese yen	1/13/2015	Bank of America, N.A.	$6,126	¥725,000	73
Japanese yen	1/14/2015	JPMorgan Chase	$9,397	¥1,125,000	4
Japanese yen	1/23/2015	Bank of America, N.A.	$50,506	¥5,940,000	905
Japanese yen	1/23/2015	UBS AG	$7,439	¥875,000	132
Japanese yen	1/27/2015	UBS AG	$6,547	¥768,000	134
Japanese yen	2/19/2015	Bank of New York Mellon	$17,315	¥2,000,000	610
					$3,687
SMALLCAP World Fund — Page 14 of 20

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended December 31, 2014, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2014 (000)
Domino’s Pizza, Inc.	3,218,769	—	—	3,218,769	$805	$303,111
AA PLC[1,3]	44,319,669	—	—	44,319,669	—	242,514
TriQuint Semiconductor, Inc.[1]	9,012,000	—	500,000	8,512,000	—	234,506
Lions Gate Entertainment Corp.	7,146,000	—	50,000	7,096,000	422	227,214
bluebird bio, Inc.[1]	2,287,565	—	—	2,287,565	—	209,815
Synageva BioPharma Corp.[1]	2,190,074	—	—	2,190,074	—	203,217
Myriad Genetics, Inc.[1]	5,725,556	120,000	64,900	5,780,656	—	196,889
Molina Healthcare, Inc.[1]	3,488,100	—	—	3,488,100	—	186,718
Five Below, Inc.[1,3,4]	2,530,694	435,200	—	2,965,894	—	121,097
Ted Baker PLC[3]	3,154,993	—	—	3,154,993	570	108,269
Demandware, Inc.[1]	1,803,000	30,000	—	1,833,000	—	105,471
Finisar Corp.[1]	4,833,000	485,000	—	5,318,000	—	103,222
Northgate PLC[3]	10,626,805	—	—	10,626,805	718	100,533
GW Pharmaceuticals PLC (ADR)[1]	1,215,600	210,000	—	1,425,600	—	96,485
Zeltiq Aesthetics, Inc.[1]	3,002,044	—	—	3,002,044	—	83,787
Coupons.com Inc.[1]	4,587,996	43,617	—	4,631,613	—	82,211
Intrepid Potash, Inc.[1]	4,895,000	745,352	—	5,640,352	—	78,288
Super Group Ltd.[3]	89,194,000	—	—	89,194,000	—	76,773
Ultragenyx Pharmaceutical Inc.[1]	1,628,457	—	—	1,628,457	—	71,457
King Slide Works Co., Ltd.[3]	4,913,000	409,000	—	5,322,000	—	67,739
Iridium Communications Inc.[1]	4,889,615	—	—	4,889,615	—	47,674
Iridium Communications Inc., Series A, convertible preferred[4]	60,000	—	—	60,000	105	7,475
Stock Spirits Group PLC[3]	16,000,000	—	—	16,000,000	—	54,711
Takeuchi Mfg. Co., Ltd.[3]	1,232,300	74,000	—	1,306,300	—	53,983
Xoom Corp.[1]	3,035,570	40,235	—	3,075,805	—	53,857
Cox & Kings Ltd.[3]	9,592,000	1,425,346	—	11,017,346	—	51,271
Cox & Kings Ltd. (GDR)[3]	330,000	—	—	330,000	—	1,536
Kaveri Seed Co. Ltd.[3]	3,470,177	660,793	—	4,130,970	162	50,252
Continental Building Products, Inc.[1]	2,705,000	—	—	2,705,000	—	47,960
OM Group, Inc.	1,560,000	—	—	1,560,000	117	46,488
Galapagos NV1,3	2,422,427	—	—	2,422,427	—	45,427
Repco Home Finance Ltd.[3]	4,040,440	—	—	4,040,440	—	42,507
XenoPort, Inc.[1]	4,769,000	—	—	4,769,000	—	41,824
Actua Corp[1]	2,094,000	—	—	2,094,000	—	38,676
ARC Document Solutions, Inc.[1]	3,734,755	—	—	3,734,755	—	38,169
Inphi Corp.[1]	1,785,699	279,500	—	2,065,199	—	38,165
Poya Co., Ltd.[3]	4,712,660	225,000	—	4,937,660	—	37,211
Installed Building Products, Inc.[1]	2,068,345	—	—	2,068,345	—	36,858
7-Eleven Malaysia Holdings Bhd.[1,3]	76,209,600	—	—	76,209,600	—	32,689
RIB Software AG3	2,476,356	—	—	2,476,356	—	32,570
Boer Power Holdings Ltd.[3,8]	39,202,000	—	2,859,000	36,343,000	—	32,422
VST Industries Ltd.[3]	1,003,400	—	—	1,003,400	—	30,238
Achillion Pharmaceuticals, Inc.[1]	4,930,000	—	2,480,000	2,450,000	—	30,012
Century Communities, Inc.[1]	—	1,716,000	—	1,716,000	—	29,653
Manappuram Finance Ltd.[3]	54,930,986	—	—	54,930,986	401	29,599
KEYW Holding Corp.[1]	2,836,400	—	—	2,836,400	—	29,442
Flexion Therapeutics, Inc.[1]	979,252	440,000	—	1,419,252	—	28,655
SMALLCAP World Fund — Page 15 of 20

unaudited
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2014 (000)
Neovasc Inc.[1]	4,277,000	—	—	4,277,000	$—	$28,346
Stock Building Supply Holdings, Inc.[1]	1,785,000	—	—	1,785,000	—	27,346
EVINE Live Inc., Class A1	3,987,540	—	—	3,987,540	—	26,278
TravelCenters of America LLC[1]	2,023,750	—	—	2,023,750	—	25,540
ChemoCentryx, Inc.[1]	3,426,800	40,440	—	3,467,240	—	23,681
Sirius Minerals PLC[1,3]	139,533,460	—	—	139,533,460	—	22,817
Sirius Minerals PLC, warrants, expire 2015[1,3]	40,000,000	—	—	40,000,000	—	212
Mothercare PLC[3]	4,450,000	4,005,000	—	8,455,000	—	22,882
Greenko Group PLC[1,3]	9,748,155	—	—	9,748,155	—	21,710
Suprema Inc.[1,3]	868,200	—	—	868,200	—	19,902
Sinmag Equipment Corp.[3]	75,000	3,125,000	—	3,200,000	—	19,288
Gem Diamonds Ltd.[1,3]	7,625,000	—	701,012	6,923,988	—	18,744
ITT Educational Services, Inc.[1]	1,519,000	350,000	—	1,869,000	—	17,961
Mahindra Lifespace Developers Ltd.[3]	2,157,380	—	—	2,157,380	—	16,079
Delphi Energy Corp.[1]	6,713,685	5,721,315	—	12,435,000	—	16,055
J. Kumar Infraprojects Ltd.[3]	1,780,000	—	—	1,780,000	—	14,475
Houston Wire & Cable Co.	1,150,000	—	—	1,150,000	138	13,743
Papa Murphy’s Holdings, Inc.[1]	1,102,000	—	—	1,102,000	—	12,805
Mytrah Energy Ltd.[1,3]	10,418,000	—	—	10,418,000	—	12,304
Tribhovandas Bhimji Zaveri Ltd.[3]	4,335,732	—	—	4,335,732	—	10,163
Lekoil Ltd. (CDI)[1,3]	14,070,000	5,360,400	—	19,430,400	—	8,446
Lekoil Ltd. (CDI)[1,4]	5,360,400	—	5,360,400		—	—
Talwalkars Better Value Fitness Ltd.[3]	1,694,000	—	—	1,694,000	—	7,790
iEnergizer Ltd.[1,3]	7,650,500	—	—	7,650,500	—	5,962
GI Dynamics, Inc. (CDI)[1,3]	30,320,000	—	—	30,320,000	—	5,856
Frigoglass SAIC[1,3]	3,052,380	—	213,747	2,838,633	—	5,734
Mood Media Corp.[1]	6,375,000	—	—	6,375,000	—	3,018
Mood Media Corp. (CDI)[1]	3,710,000	—	—	3,710,000	—	1,756
BNK Petroleum Inc.[1]	12,804,914	—	—	12,804,914	—	4,574
Savannah Petroleum PLC[1,3]	7,844,000	—	—	7,844,000	—	4,279
Cape Lambert Resources Ltd.[3]	47,330,825	—	—	47,330,825	—	3,432
San Leon Energy PLC[1,3]	155,300,000	—	—	155,300,000	—	2,797
Powerland AG, non-registered shares[1,3]	1,200,000	—	32,674	1,167,326	—	2,455
Tethys Petroleum Ltd.[1]	12,161,000	—	—	12,161,000	—	2,303
Tethys Petroleum Ltd. (GBP denominated)[1,8]	4,647,487	—	4,647,487		—	—
China High Precision Automation Group Ltd.[1,3]	53,032,000	—	—	53,032,000	—	684
Duluth Metals Ltd.[1,8]	7,024,000	—	7,024,000		—	—
Mistras Group, Inc.[8]	1,460,000	—	1,460,000		—	—
Tilaknager Industries Ltd.[8]	8,270,086	—	8,270,086		—	—
					$3,438	$4,338,057

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,“ was $10,268,451,000, which represented 39.59% of the net assets of the fund. This amount includes $9,992,080,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $921,533,000, which represented 3.55% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Unaffiliated issuer at 12/31/2014.

SMALLCAP World Fund — Page 16 of 20

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Proteus Digital Health, Inc., Series G, convertible preferred	5/6/2014-7/23/2014	$40,000	$40,000.15%
Foursquare Labs, Inc., Series D, convertible preferred	12/3/2013	20,000	20,000.08
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	-	11,944.05
Kite Pharma, Inc.	4/24/2014-6/24/2014	7,366	27,765.11
DocuSign, Inc., Series B, convertible preferred	2/28/2014	875	874.00
DocuSign, Inc., Series B1, convertible preferred	2/28/2014	262	262.00
DocuSign, Inc., Series D, convertible preferred	2/28/2014	628	628.00
DocuSign, Inc., Series E, convertible preferred	2/28/2014	16,236	16,236.06
Good Technology Corp.	8/27/2012	20,000	14,927.06
Adaptimmune Ltd., Series A, convertible preferred	9/23/2014	10,000	10,455.04
Stem CentRx, Inc., Series F-1, convertible preferred	6/10/2014	4,007	6,011.02
OFG Bancorp, Series C, 8.75% noncumulative convertible preferred	6/28/2012	1,870	2,807.01
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005-6/1/2007	21,500	-	.00
Spot Runner, Inc.	10/25/2006-3/20/2008	15,071	-	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	-	.00
Total private placement securities		$ 163,815	$151,909.58%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
SMALLCAP World Fund — Page 17 of 20

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with
SMALLCAP World Fund — Page 18 of 20

unaudited
the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2014 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$2,897,387	$2,316,778	$21	$5,214,186
Health care	3,733,153	714,489	76,513	4,524,155
Industrials	1,334,533	2,077,252	—	3,411,785
Information technology	1,964,669	1,248,639	15,611	3,228,919
Financials	1,597,647	918,922	—	2,516,569
Consumer staples	369,173	971,757	—	1,340,930
Materials	580,666	610,542	—	1,191,208
Energy	610,303	219,345	998	830,646
Utilities	55,471	342,698	—	398,169
Telecommunication services	217,074	82,285	—	299,359
Miscellaneous	714,527	559,279	—	1,273,806
Preferred securities	2,798	—	—	2,798
Rights & warrants	—	1,911	11,944	13,855
Convertible stocks	—	10,282	99,466	109,748
Bonds, notes & other debt instruments	—	74,875	—	74,875
Short-term securities	—	1,502,567	—	1,502,567
Total	$14,077,401	$11,651,621	$204,553	$25,933,575

	Other investments†
	Level 1	Level 2	Level 3	Total
Asset:
Unrealized appreciation on open forward currency contracts	$—	$3,692	$—	$3,692
Liability:
Unrealized depreciation on open forward currency contracts	—	(5)	—	(5)
Total	$—	$3,687	$—	$3,687
*	Securities with a value of $9,511,881,000, which represented 36.67% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,813,977
Gross unrealized depreciation on investment securities	(1,900,355)
Net unrealized appreciation on investment securities	5,913,622
Cost of investment securities	20,019,953

SMALLCAP World Fund — Page 19 of 20

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
A$ = Australian dollars
C$ = Canadian dollars
€ = Euros
GBP = British pounds
¥ = Japanese yen
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-035-0215O-S42199	SMALLCAP World Fund — Page 20 of 20

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended December 31, 2014, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the SMALLCAP World Fund, Inc.’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the SMALLCAP World Fund, Inc.’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: February 27, 2015

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: February 27, 2015